Fair values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 464	$ 1,606
Derivative assets-non-current in "Other non-current assets"	128	144
Liabilities
Derivative liabilities-current in "Other current liabilities"	202	196
Derivative liabilities-non-current in "Other non-current liabilities"	52	69
Level 1 | Recurring
Assets.
Total financial assets, fair value	129	164
Liabilities
Derivative liabilities-current in "Other current liabilities"	3	4
Total financial liabilities, fair value	3	4
Level 1 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"		3
Available-for-sale securities in "Other non-current assets"		2
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	104	159
Level 1 | Debt securities - European government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	25
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	372	296
Derivative assets-non-current in "Other non-current assets"	128	144
Total financial assets, fair value	877	1,967
Liabilities
Derivative liabilities-current in "Other current liabilities"	199	192
Derivative liabilities-non-current in "Other non-current liabilities"	52	69
Total financial liabilities, fair value	251	261
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	159	1,279
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	69	128
Available-for-sale securities in "Marketable securities and short-term investments"	146	117
Total fair value | Recurring
Assets.
Derivative assets-current in "Other current assets"	372	296
Derivative assets-non-current in "Other non-current assets"	128	144
Total financial assets, fair value	1,006	2,131
Liabilities
Derivative liabilities-current in "Other current liabilities"	202	196
Derivative liabilities-non-current in "Other non-current liabilities"	52	69
Total financial liabilities, fair value	254	265
Total fair value | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	159	1,282
Available-for-sale securities in "Other non-current assets"		2
Total fair value | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	104	159
Total fair value | Debt securities - European government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	25
Total fair value | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Total fair value | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	69	128
Available-for-sale securities in "Marketable securities and short-term investments"	$ 146	$ 117